Other Income - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Other Income [Abstract]
Bank interest income	$ 93,863	$ 91,214	$ 66,403
Gain on exchange	20,587		189,731
Other income	1,677
Total	$ 116,127	$ 91,214	$ 256,134